Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Non-derivative financial liabilities
Bank overdraft		$ (53)	$ (83)
Carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	[1]	(487)	(393)
Unsecured bank loans	[1]	(181)	(100)
Unsecured bond issues	[1]	(77,344)	(76,798)
Unsecured other loans	[1]	(136)	(125)
Finance lease liabilities	[1]	(2,699)	(2,492)
Bank overdraft	[1]	(53)	(83)
Trade and other payables	[1]	(24,219)	(27,208)
Non-derivative financial liabilities	[1]	(105,119)	(107,199)
Derivative financial assets/(liabilities)
Foreign exchange derivatives	[1]	(602)	(265)
Cross currency interest rate swaps	[1]	(153)	(192)
Commodity derivatives	[1]	(353)	(271)
Equity derivatives	[1]	(5,345)	(4,763)
Derivative financial assets/(liabilities)	[1]	(6,453)	(5,492)
Of which: related to cash flow hedges	[1]	(961)	(551)
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans		(497)	(405)
Unsecured bank loans		(181)	(100)
Unsecured bond issues		(132,501)	(133,670)
Unsecured other loans		(209)	(193)
Finance lease liabilities		(3,149)	(2,840)
Bank overdraft		(53)	(83)
Trade and other payables		(24,507)	(27,453)
Non-derivative financial liabilities		(161,097)	(164,745)
Derivative financial assets/(liabilities)
Foreign exchange derivatives		(602)	(265)
Cross currency interest rate swaps		(153)	(191)
Commodity derivatives		(353)	(251)
Equity derivatives		(5,345)	(4,763)
Derivative financial assets/(liabilities)		(6,453)	(5,471)
Of which: related to cash flow hedges		(961)	(530)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Secured bank loans		(466)	(371)
Unsecured bank loans		(181)	(100)
Unsecured bond issues		(4,496)	(3,273)
Unsecured other loans		(36)	(34)
Finance lease liabilities		(781)	(618)
Bank overdraft		(53)	(83)
Trade and other payables		(23,388)	(26,376)
Non-derivative financial liabilities		(29,400)	(30,856)
Derivative financial assets/(liabilities)
Foreign exchange derivatives		(602)	(265)
Cross currency interest rate swaps		(9)	(9)
Commodity derivatives		(353)	(249)
Equity derivatives		(5,345)	(4,763)
Derivative financial assets/(liabilities)		(6,308)	(5,287)
Of which: related to cash flow hedges		(907)	(469)
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Secured bank loans		(5)	(5)
Unsecured bank loans			0
Unsecured bond issues		(4,575)	(5,683)
Unsecured other loans		(88)	(78)
Finance lease liabilities		(580)	(566)
Trade and other payables		(263)	(170)
Non-derivative financial liabilities		(5,512)	(6,501)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps		(41)	(43)
Commodity derivatives		0	(2)
Equity derivatives		0	0
Derivative financial assets/(liabilities)		(41)	(45)
Of which: related to cash flow hedges		0	0
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Secured bank loans		(5)	(5)
Unsecured bank loans			0
Unsecured bond issues		(8,393)	(3,783)
Unsecured other loans		(33)	(28)
Finance lease liabilities		(452)	(414)
Trade and other payables		(197)	(349)
Non-derivative financial liabilities		(9,079)	(4,579)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps		(57)	(47)
Derivative financial assets/(liabilities)		(57)	(47)
Of which: related to cash flow hedges		(33)	(43)
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Secured bank loans		(10)	(10)
Unsecured bond issues		(16,859)	(15,482)
Unsecured other loans		(24)	(31)
Finance lease liabilities		(561)	(531)
Trade and other payables		(312)	(260)
Non-derivative financial liabilities		(17,767)	(16,313)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps		(47)	(62)
Derivative financial assets/(liabilities)		(47)	(62)
Of which: related to cash flow hedges		(20)	(17)
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Secured bank loans		(10)	(14)
Unsecured bond issues		(98,177)	(105,450)
Unsecured other loans		(27)	(23)
Finance lease liabilities		(776)	(712)
Trade and other payables		(348)	(297)
Non-derivative financial liabilities		(99,339)	(106,496)
Derivative financial assets/(liabilities)
Cross currency interest rate swaps		0	(30)
Derivative financial assets/(liabilities)		0	$ (30)
Of which: related to cash flow hedges		$ 0

[1]	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.